FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair values of derivative instruments designated and not designated as cash flow hedges
The following tables present the fair values of the Company's derivative instruments that were designated as cash flow hedges and qualified as part of a hedging relationship, and those that were not designated:

(in thousands of $)	2013	2012
Designated derivative instruments -short-term liabilities:
Interest rate swaps	2,279	—
Cross currency interest rate swaps	3,358	—
Non-designated derivative instruments -short-term liabilities:
Cross currency interest rate swaps	68	—
Total derivative instruments - short-term liabilities	5,705	—
Designated derivative instruments -long-term liabilities:
Interest rate swaps	44,006	84,044
Cross currency interest rate swaps	8,915	411
Non-designated derivative instruments -long-term liabilities:
Interest rate swaps	3,183	1,426
Cross currency interest rate swaps	386	—
Total derivative instruments - long-term liabilities	56,490	85,881

(in thousands of $)	2013	2012
Designated derivative instruments -long-term assets:
Interest rate swaps	6,565	4
Cross currency interest rate swaps	—	3,275
Non-designated derivative instruments -long-term assets:
Interest rate swaps	10,068	—
Cross currency interest rate swaps	—	132
Total derivative instruments - long-term assets	16,633	3,411

Schedule of interest rate swap transactions designated as hedges against specific loans
The summary includes all swap transactions, most of which are hedges against specific loans.

Notional Principal (in thousands of $)	Inception date	Maturity date	Fixed interest rate
$213,158 (reducing to $122,632)	March 2010	March 2015	1.96% - 2.22%
$36,972 (reducing to $24,794)	March 2008	August 2018	4.05% - 4.15%
$41,956 (reducing to $23,394)	April 2011	December 2018	2.13% - 2.80%
$62,535 (reducing to $34,044)	May 2011	January 2019	0.80% - 2.58%
$100,000 (remaining at $100,000)	August 2011	August 2021	2.50% - 2.93%
$76,136 (equivalent to NOK450 million)	October 2010	April 2014	5.32%	*
$174,789 (reducing to $153,804)	April 2006	May 2019	6.00%
$154,100(terminating at $79,733)	May 2012	August 2022	1.76% - 1.85%
$73,938 (reducing to $69,713)	September 2012	September 2014	4.85%
$105,436 (equivalent to NOK600 million)	October 2012	October 2017	5.92% - 6.23%	*
$48,767 (reducing to $32,142)	February 2013	December 2017	0.81% - 0.82%
$100,000 (remaining at $100,000)	March 2013	April 2023	1.85% - 1.97%

*
These swaps relate to the NOK500 million and NOK600 million unsecured bonds, and the fixed interest rates paid are exchanged for NIBOR plus the margin on the bonds. For the remaining swaps the fixed interest rate paid is exchanged for LIBOR, excluding margin on the underlying loans.

Schedule of currency swap transactions
The Company has entered into currency swap transactions, involving the payment of U.S. dollars in exchange for Norwegian kroner, which are designated as hedges against the NOK500 million senior unsecured bonds due 2014 and the NOK600 million senior unsecured bonds due 2017.

Principal Receivable	Principal Payable	Inception date	Maturity date
NOK450 million	US$76.1 million	October 2010	April 2014
NOK600 million	US$105.4 million	October 2012	October 2017

Schedule of carrying value and estimated fair value of financial assets and liabilities
The carrying value and estimated fair value of the Company's financial assets and liabilities at December 31, 2013, and 2012, are as follows:

	2013	2013	2012	2012
(in thousands of $)	Carrying value	Fair value	Carrying value	Fair value
Non-derivatives:
Available for sale securities	76,925	76,925	55,661	55,661
Floating rate NOK bonds due 2014	71,854	72,032	78,505	78,891
Floating rate NOK bonds due 2017	92,483	93,752	107,910	106,902
8.5% Senior Notes due 2013	—	—	247,766	248,542
3.75% unsecured convertible bonds due 2016	125,000	130,589	125,000	118,513
3.25% unsecured convertible bonds due 2018	350,000	359,307	—	—
Derivatives:
Interest rate/ currency swap contracts – long-term receivables	16,633	16,633	3,411	3,411
Interest rate/ currency swap contracts – short-term payables	5,705	5,705	—	—
Interest rate/ currency swap contracts – long-term payables	56,490	56,490	85,881	85,881

Schedule of financial assets and liabilities measured at fair value on a recurring basis
The above fair values of financial assets and liabilities as at December 31, 2013, are measured as follows:

		Fair value measurements using
	Total fair value as at December 31, 2013	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(in thousands of $)		(Level 1)	(Level 2)	(Level 3)
Assets:
Available for sale securities	76,925	56,379		20,546
Interest rate/ currency swap contracts - long-term receivables	16,633		16,633
Total assets	93,558	56,379	16,633	20,546
Liabilities:
Floating rate NOK bonds due 2014	72,032	72,032
Floating rate NOK bonds due 2017	93,752	93,752
3.75% unsecured convertible bonds due 2016	130,589	130,589
3.25% unsecured convertible bonds due 2018	359,307	359,307
Interest rate/ currency swap contracts – short-term payables	5,705		5,705
Interest rate/ currency swap contracts – long-term payables	56,490		56,490
Total liabilities	717,875	655,680	62,195	—

The above fair values of financial assets and liabilities as at December 31, 2012, were measured as follows:

		Fair value measurements using
	Total fair value as at December 31, 2012	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(in thousands of $)		(Level 1)	(Level 2)	(Level 3)
Assets:
Available for sale securities	55,661	37,882		17,779
Interest rate/ currency swap contracts – long-term receivables	3,411		3,411
Total assets	59,072	37,882	3,411	17,779
Liabilities:
Floating rate NOK bonds due 2014	78,891	78,891
Floating rate NOK bonds due 2017	106,902	106,902
8.5% Senior Notes due 2013	248,542	248,542
3.75% unsecured convertible bonds due 2016	118,513	118,513
Interest rate/ currency swap contracts – long-term payables	85,881		85,881
Total liabilities	638,729	552,848	85,881	—

Schedule of changes in the fair values of the asset with Level 3 valuation he following table shows the changes in the fair values of the asset with Level 3 valuation during the year ended December 31, 2013:

(in thousands of $)	Unlisted Available for Sale Securities
Fair values - Level 3 inputs:
Balance as at December 31, 2012	17,779
Interest income, receivable in form of unlisted second lien loan notes - see (a) below	2,767
Balance as at December 31, 2013	20,546

(a) The interest income of $2.8 million is recognized in the Consolidated Statement of Operations under "Interest income - other".